S000022088 [Member] Investment Objectives and Goals - Moderately Aggressive Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: MODERATELY AGGRESSIVE ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Moderately Aggressive Allocation Fund (the “Fund”) is to seek to achieve long-term capital growth and current income consistent with its asset allocation strategy.